Total
Invesco Global Infrastructure Fund
Fund Summary
Investment Objective(s)
The Fund's investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Global Infrastructure Fund	Class A		Class C	Class R	Class Y	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Invesco Global Infrastructure Fund		Class A	Class C	Class R	Class Y	Class R5	Class R6
Management Fees		0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none	none
Other Expenses		0.39%	0.39%	0.39%	0.39%	0.32%	0.25%
Total Annual Fund Operating Expenses		1.48%	2.23%	1.73%	1.23%	1.16%	1.09%
Fee Waiver and/or Expense Reimbursement	[1]	0.23%	0.23%	0.23%	0.23%	0.16%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	1.50%	1.00%	1.00%	1.00%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.25%, 2.00%, 1.50%, 1.00%, 1.00% and 1.00%, respectively, of the Fund's average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Invesco Global Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	670	971	1,293	2,203
Class C	303	675	1,174	2,357
Class R	153	523	917	2,022
Class Y	102	368	654	1,468
Class R5	102	353	623	1,395
Class R6	102	338	592	1,321

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Invesco Global Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	670	971	1,293	2,203
Class C	203	675	1,174	2,357
Class R	153	523	917	2,022
Class Y	102	368	654	1,468
Class R5	102	353	623	1,395
Class R6	102	338	592	1,321

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. infrastructure-related companies and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will concentrate its investments in the Infrastructure Industry. The Fund considers a company to be an infrastructure-related company if it derives at least 50% of its revenue or profits from the ownership or operation of infrastructure assets, which include the physical structures, networks and systems of transportation, energy, water and sewage, and communication. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, airports and seaports), utility assets (such as generating stations, gas and electric lines, water and sewer facilities, and communications networks) and social assets (such as hospitals, schools, and subsidized housing). The principal type of equity security in which the Fund invests is common stock.
The Fund may also invest in infrastructure-related companies organized as master limited partnerships (MLPs), including up to 20% of its net assets in MLPs that are not taxed as regular corporations for U.S. federal income tax purposes. The MLPs in which the Fund invests are publicly traded partnerships or limited liability companies engaged, among other things, in the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40%, unless market conditions are not deemed favorable, in which case at least 30%, of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S, including depositary receipts. The Fund may invest up to 25% of its net assets in securities of issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund may invest in securities of issuers of all capitalization sizes.
The Fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.
The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated; though the Fund has not historically used these instruments.
The Fund can use futures contracts, including currency futures, to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.
The portfolio managers’ investment process incorporates both fundamental and securities analysis. The investment process includes a bottom-up stock selection methodology that evaluates and ranks potential investments according to relative value using earnings data and other fundamental variables. This analysis generally favors those companies with characteristics such as more consistent cash flow growth, positive earnings revisions, relatively attractive multiples to cash flow and assets to price, sustainable dividends, and favorable investor reception relative to peers.
The investment process also incorporates macro level risk control and attempts to predict the potential effects that variables such as country/currency exposure, regional economic expectations, population growth, and demand trends have on the asset holdings of each individual company. This macro component seeks to identify infrastructure-related companies offering the best expected relative fundamentals. Individual stocks are then selected based upon expected excess return within defined risk constraints that include beta, tracking error to the benchmark, geographic region, asset type and liquidity.
The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio sectors and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.
The portfolio managers will consider selling a security if, among other things, (1) relative valuation falls below the desired levels; (2) a change in fundamentals occurs, either company specific or industry wide; (3) the risk-return relationship changes significantly; or (4) a more attractive investment opportunity is identified.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.
As part of the Fund’s investment process to implement its investment strategy in pursuit of its investment objective, the Fund’s portfolio managers may also consider both qualitative and quantitative environmental, social and governance (“ESG”) factors they believe to be material to understand an issuer’s fundamentals, assess whether any ESG factors pose a material financial risk or opportunity to the issuer and determine whether such risks are appropriately reflected in the issuer’s valuation. This analysis may involve the use of third-party research as well as proprietary research. Consideration of ESG factors is just one component of the portfolio managers' assessment of issuers eligible for investment and not necessarily determinative to an investment decision. Therefore, the Fund’s portfolio managers may still invest in securities of issuers that may be viewed as having a high ESG risk profile. The ESG factors considered by the Fund’s portfolio managers may change over time, one or more factors may not be relevant with respect to all issuers eligible for investment and ESG considerations may not be applied to each issuer or Fund investment.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	March 31, 2019	15.55%
Worst Quarter	March 31, 2020	-18.16%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Global Infrastructure Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(3.77%)	5.06%	3.31%	May 02, 2014
Class C	0.18%	5.45%	3.26%	May 02, 2014
Class R	1.60%	5.97%	3.65%	May 02, 2014
Class Y	2.12%	6.51%	4.18%	May 02, 2014
Class R5	2.12%	6.50%	4.17%	May 02, 2014
Class R6	2.12%	6.53%	4.18%	May 02, 2014
After Taxes on Distributions | Class A	(4.42%)	4.46%	2.72%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.83%)	3.91%	2.52%
Dow Jones Brookfield Global Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	4.51%	6.97%	4.60%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	23.79%	12.80%	8.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.